UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap II Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2007

1.807739.103

AMP-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 2.2%
Amerigon, Inc. (a)	109,617	$ 1,897,470
Autoliv, Inc.	30	1,793
Automotive Axles Ltd.	4,661	63,169
Fuel Systems Solutions, Inc. (a)(d)	113,057	2,019,198
Gentex Corp. (d)	1,833,118	39,302,050
Hawk Corp. Class A (a)	25,000	346,750
Hota Industrial Manufacturing Co. Ltd.	641,700	871,068
Jinheng Automotive Safety Technology Holdings Ltd.	106,000	21,817
Minth Group Ltd.	778,000	1,186,938
New Focus Auto Tech Holdings Ltd.	1,100,400	317,075
		46,027,328
Automobiles - 0.1%
Geely Automobile Holdings Ltd.	14,605,000	1,747,223
Great Wall Motor Co. Ltd. (H Shares)	521,000	770,725
Hyundai Motor Co.	537	43,364
Monaco Coach Corp.	65,700	921,771
		3,483,083
Distributors - 0.3%
ABC-Mart, Inc.	290,500	6,308,621
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	10,200	613,530
Capella Education Co.	13,600	760,376
Raffles Education Corp. Ltd.	55,000	84,781
Regis Corp.	27,100	864,761
Strayer Education, Inc.	200	33,726
		2,357,174
Hotels, Restaurants & Leisure - 1.2%
Buffalo Wild Wings, Inc. (a)(d)	37,304	1,407,107
Einstein Noah Restaurant Group, Inc. (a)	1,300	24,375
Fun Technologies, Inc. (a)	383,200	1,171,371
Home Inns & Hotels Management, Inc. ADR (d)	6,600	229,680
Jollibee Food Corp.	506,900	594,374
Krispy Kreme Doughnuts, Inc. (a)	66,714	266,856
Red Robin Gourmet Burgers, Inc. (a)	170	7,293
Ruby Tuesday, Inc.	131,700	2,415,378
Sonic Corp. (a)	404,516	9,465,674
St. Marc Holdings Co. Ltd. (d)	116,600	4,485,787
Starwood Hotels & Resorts Worldwide, Inc.	72,900	4,428,675
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
TAJ GVK Hotels & Resorts Ltd.	58,333	$ 207,534
Yoshinoya D&C Co. Ltd.	741	1,199,634
		25,903,738
Household Durables - 0.9%
Bassett Furniture Industries, Inc.	13,415	139,248
Cyrela Brazil Realty SA	200	2,679
Daito Trust Construction Co.	139,900	6,745,983
Henry Boot PLC	102,500	477,160
Nihon Eslead Corp.	60,200	796,973
Sekisui House Ltd.	142,000	1,783,567
Tele Atlas NV (a)	2,400	69,817
The Stanley Works	156,020	8,757,403
Woongjin Coway Co. Ltd.	6,040	198,330
		18,971,160
Internet & Catalog Retail - 1.5%
N Brown Group PLC	280,804	1,562,899
Priceline.com, Inc. (a)(d)	343,257	30,464,059
		32,026,958
Leisure Equipment & Products - 0.2%
Giant Manufacturing Co. Ltd.	916,000	2,380,169
Hasbro, Inc.	44,000	1,226,720
Mizuno Corp.	30,000	167,639
		3,774,528
Media - 1.6%
Cinemax India Ltd.	63,270	224,221
Clear Media Ltd. (a)	1,000	1,106
cyber communications, Inc. (d)	1,178	452,170
Eros International plc (a)	267,600	2,477,784
Inox Leisure Ltd.	74,668	227,242
Marvel Entertainment, Inc. (a)(d)	151,838	3,559,083
McGraw-Hill Companies, Inc.	2,300	117,093
Omnicom Group, Inc.	511,852	24,614,963
PVR Ltd.	82,480	429,245
RRSat Global Communications Network Ltd.	35,800	877,100
Salem Communications Corp. Class A	14,647	117,176
Trader Classified Media NV (NY Shares) Class A	8,000	1,358
ValueCommerce Co. Ltd. (a)(d)	193	51,572
Voyager Learning Co. (a)	9,800	80,654
		33,230,767
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.5%
Lifestyle International Holdings Ltd.	1,041,000	$ 2,932,640
Nordstrom, Inc.	148,100	6,944,409
Ryohin Keikaku Co. Ltd.	12,900	742,180
		10,619,229
Specialty Retail - 1.7%
Brown Shoe Co., Inc. (d)	112,835	2,188,999
Build-A-Bear Workshop, Inc. (a)	21,100	374,736
DSW, Inc. Class A (a)(d)	95,600	2,406,252
Gamestop Corp. Class A (a)	170,900	9,630,215
Golfsmith International Holdings, Inc. (a)	100	700
Inditex SA	88,500	5,964,259
Lewis Group Ltd.	195,800	1,611,792
Nafco Co. Ltd.	400	9,888
Nitori Co. Ltd.	48,050	2,270,968
Otsuka Kagu Ltd.	21,300	500,566
Ross Stores, Inc.	293,500	7,525,340
Yamada Denki Co. Ltd.	32,150	3,181,700
		35,665,415
Textiles, Apparel & Luxury Goods - 2.2%
Asics Corp.	1,368,300	21,175,363
China Ting Group Holdings Ltd.	2,464,000	630,751
Columbia Sportswear Co.	71,135	3,934,477
Deckers Outdoor Corp. (a)	11,985	1,315,953
Gitanjali Gems Ltd.	30,792	248,681
Liz Claiborne, Inc.	73,300	2,516,389
Lululemon Athletica, Inc.	7,000	294,210
Phoenix Footwear Group, Inc. (a)	500	1,575
Polo Ralph Lauren Corp. Class A	31,600	2,456,900
Quiksilver, Inc. (a)	4,800	68,640
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	69,800	1,542,580
Steven Madden Ltd.	20,870	395,487
VF Corp.	121,283	9,793,602
Yue Yuen Industrial Holdings Ltd.	751,000	2,246,088
		46,620,696
TOTAL CONSUMER DISCRETIONARY		264,988,697
CONSUMER STAPLES - 5.4%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	10,062	489,617
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
C&C Group PLC	10,200	$ 84,362
Fomento Economico Mexicano SA de CV sponsored ADR	17,100	639,540
Grupo Modelo SA de CV Series C	25,400	121,763
Jones Soda Co. (a)(d)	8,600	103,716
Molson Coors Brewing Co. Class B	113,000	11,262,710
		12,701,708
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	264,500	10,482,135
Daikokutenbussan Co. Ltd.	16,300	120,026
Heng Tai Consumables Group Ltd. (a)	6,268,400	1,007,930
Performance Food Group Co. (a)	242,454	7,305,139
Plant Co. Ltd.	9,800	27,637
Safeway, Inc.	185,484	6,141,375
Tsuruha Holdings, Inc.	18,400	614,988
Valor Co. Ltd.	151,400	1,641,957
Whole Foods Market, Inc.	144	7,050
		27,348,237
Food Products - 2.1%
Britannia Industries Ltd.	6,665	245,719
CCL Products (India) Ltd.	25,053	179,464
Cermaq ASA	45,400	842,144
Chiquita Brands International, Inc. (a)	144,000	2,279,520
Corn Products International, Inc.	532,129	24,408,757
Golden Agri-Resources Ltd.	300,000	286,753
Green Mountain Coffee Roasters, Inc. (a)	405	13,442
Groupe Danone sponsored ADR	37,400	588,302
Hormel Foods Corp.	233,099	8,340,282
IAWS Group PLC (Ireland)	700	15,562
REI Agro Ltd. (a)	41,028	610,661
Seaboard Corp.	1,182	2,316,720
Wimm-Bill-Dann Foods OJSC sponsored ADR	24,700	2,700,698
Wm. Wrigley Jr. Co.	25,400	1,631,442
		44,459,466
Household Products - 0.0%
Colgate-Palmolive Co.	2,900	206,828
Personal Products - 1.4%
Avon Products, Inc.	420,750	15,790,748
Concern Kalina OJSC sponsored ADR	7,900	285,736
Godrej Consumer Products Ltd.	39,133	139,225
Hengan International Group Co. Ltd.	2,473,000	9,289,040
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Natura Cosmeticos SA	34,500	$ 413,134
NBTY, Inc. (a)	80,500	3,268,300
Shiseido Co. Ltd. sponsored ADR	45,700	1,004,486
		30,190,669
TOTAL CONSUMER STAPLES		114,906,908
ENERGY - 11.7%
Energy Equipment & Services - 8.0%
BJ Services Co. (d)	520,383	13,816,169
Cameron International Corp. (a)	87,200	8,047,688
Dresser-Rand Group, Inc. (a)	486,600	20,782,686
ENSCO International, Inc.	71,400	4,005,540
Global Industries Ltd. (a)	277,593	7,150,796
ION Geophysical Corp. (d)	309,862	4,285,391
Nabors Industries Ltd. (a)	342,200	10,529,494
National Oilwell Varco, Inc. (a)	77,057	11,134,737
Newpark Resources, Inc. (a)	1,699,424	9,108,913
Oil States International, Inc. (a)	17,600	850,080
Parker Drilling Co. (a)	1,940,131	15,753,864
PowerSecure International, Inc. (a)(d)	275,353	3,430,898
Pride International, Inc. (a)	271,550	9,925,153
Saipem SpA	18,000	767,987
Tidewater, Inc. (d)	127,800	8,030,952
W-H Energy Services, Inc. (a)	192,740	14,214,575
Weatherford International Ltd. (a)	403,700	27,120,566
		168,955,489
Oil, Gas & Consumable Fuels - 3.7%
Canadian Natural Resources Ltd.	32,000	2,431,292
Cosmo Oil Co. Ltd.	368,000	1,755,279
Evergreen Energy, Inc. (a)(d)	316,955	1,616,471
Helix Energy Solutions Group, Inc. (a)(d)	106,500	4,521,990
Hess Corp.	169,600	11,283,488
Holly Corp.	20,800	1,244,464
International Coal Group, Inc. (a)(d)	1,127,275	5,005,101
Newfield Exploration Co. (a)	48,800	2,350,208
Nippon Oil Corp.	167,000	1,541,177
Noble Energy, Inc.	81,600	5,715,264
Peabody Energy Corp.	100	4,787
Penn Virginia Resource Partners LP	88,483	2,424,434
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Energia Participaciones SA sponsored ADR (B Shares)	200	$ 2,010
Petroleo Brasileiro SA Petrobras sponsored ADR	134,800	10,177,400
Plains Exploration & Production Co. (a)	50,900	2,250,798
Spectra Energy Corp.	54,423	1,332,275
Sunoco, Inc.	106,700	7,552,226
Tesoro Corp.	55,060	2,533,861
Toreador Resources Corp. (a)(d)	162,157	1,918,317
Valero Energy Corp.	193,802	13,019,618
		78,680,460
TOTAL ENERGY		247,635,949
FINANCIALS - 9.8%
Capital Markets - 4.9%
Acta Holding ASA	428,000	1,929,215
AllianceBernstein Holding LP	365,500	32,189,585
Ameriprise Financial, Inc.	523,734	33,052,853
Charlemagne Capital Ltd.	493,100	653,331
JAFCO Co. Ltd.	12,300	456,071
Janus Capital Group, Inc.	115,022	3,252,822
Japan Asia Investment Co. Ltd. (d)	238,000	1,176,639
Julius Baer Holding AG (Bearer)	54,590	4,081,999
Korea Investment Holdings Co. Ltd.	110,330	7,257,680
Man Group plc	117,490	1,330,691
Marusan Securities Co. Ltd. (d)	359,900	3,326,780
Mirae Asset Securities Co. Ltd.	48,737	4,659,878
MPC Muenchmeyer Petersen Capital AG	15,000	1,281,689
New Star Asset Management Group PLC	70,000	521,384
Sparx Group Co. Ltd. (d)	3,139	1,304,615
T. Rowe Price Group, Inc.	144,947	8,072,098
W.P. Carey & Co. LLC	101	3,182
		104,550,512
Commercial Banks - 0.9%
Allahabad Bank	202,408	561,292
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	19,100	966,842
Bank of Baroda	269,937	2,548,180
Capitol Bancorp Ltd. (d)	173,556	4,309,395
Corp. Bank Ltd.	45,140	442,181
Erste Bank AG	2,400	182,927
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
FirstMerit Corp.	29,300	$ 578,968
Frontier Financial Corp., Washington (d)	67,305	1,570,226
Fukuoka Financial Group, Inc.	444,400	2,603,196
Fulton Financial Corp.	14,800	212,824
Iyo Bank Ltd.	55,000	533,293
Juroku Bank Ltd.	311,000	1,732,440
Oriental Bank of Commerce	40,643	256,212
Sumitomo Trust & Banking Co. Ltd.	292,600	2,202,537
The Jammu & Kashmir Bank Ltd.	101	1,993
UCO Bank	379,897	459,785
Uniao de Bancos Brasileiros SA (Unibanco) GDR	4,600	605,130
		19,767,421
Insurance - 1.2%
Admiral Group PLC	863,700	15,906,115
AMBAC Financial Group, Inc.	500	31,455
eHealth, Inc. (d)	52,788	1,462,228
Penn Treaty American Corp. (a)	157	917
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	76,000	1,051,937
Principal Financial Group, Inc.	44,300	2,794,887
Reinsurance Group of America, Inc.	46,911	2,659,385
Universal American Financial Corp. (a)	8,400	191,604
		24,098,528
Real Estate Investment Trusts - 0.7%
British Land Co. PLC	396	9,497
DA Office Investment Corp.	24	157,507
General Growth Properties, Inc.	37,200	1,994,664
K-REIT Asia	127,000	229,961
Land Securities Group PLC	35,439	1,219,737
Regency Centers Corp.	28,500	2,187,375
Senior Housing Properties Trust (SBI)	434,663	9,588,666
		15,387,407
Real Estate Management & Development - 1.6%
Ayala Land, Inc.	3,521,280	1,265,947
Babis Vovos International Technical SA (a)	2,800	96,306
Capital & Regional PLC	125,100	1,884,056
CB Richard Ellis Group, Inc. Class A (a)	37,000	1,030,080
Cyrela Commercial Properties SA Empreendimentos e Participações (a)	85,600	108,810
Fabege AB	157,600	1,877,006
Hopson Development Holdings Ltd.	1,984,000	6,610,058
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Joint Corp.	4,900	$ 130,934
Kenedix, Inc. (d)	1,026	1,786,056
Keppel Land Ltd.	250,000	1,396,742
Kerry Properties Ltd.	1,473,896	11,318,921
Megaworld Corp.	2,953,000	225,395
Mirland Development Corp. PLC	15,200	163,446
New World China Land Ltd.	2,364,400	2,265,902
Patrizia Immobilien AG	187,300	2,868,544
Robinsons Land Corp.	1,226,000	447,544
Shun Tak Holdings Ltd.	354,000	570,127
Songbird Estates PLC Class B	140,800	619,441
		34,665,315
Thrifts & Mortgage Finance - 0.5%
BankUnited Financial Corp. Class A	200,815	3,120,665
FirstFed Financial Corp., Delaware (a)(d)	27,060	1,340,823
Hypo Real Estate Holding AG	2,900	164,920
KNBT Bancorp, Inc.	15,205	251,491
Radian Group, Inc. (d)	206,500	4,807,320
		9,685,219
TOTAL FINANCIALS		208,154,402
HEALTH CARE - 11.0%
Biotechnology - 1.2%
3SBio, Inc. sponsored ADR	13,100	189,033
Alnylam Pharmaceuticals, Inc. (a)	19,268	631,412
Array Biopharma, Inc. (a)	298	3,347
Basilea Pharmaceutica AG (a)	7,980	1,819,946
BioCryst Pharmaceuticals, Inc. (a)(d)	245,252	1,770,719
Cepheid, Inc. (a)	27,900	636,120
CuraGen Corp. (a)	71,065	98,070
CytRx Corp. (a)	44,272	153,181
deCODE genetics, Inc. (a)(d)	79,041	274,272
Genomic Health, Inc. (a)	176	3,377
Human Genome Sciences, Inc. (a)	487,254	5,013,844
Infinity Pharmaceuticals, Inc. (a)	2,100	19,026
Insmed, Inc. (a)	241,638	164,555
Orchid Cellmark, Inc. (a)	253,293	1,415,908
Q-Med AB (d)	24,100	345,931
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Sangamo Biosciences, Inc. (a)(d)	806,515	$ 11,379,927
Seattle Genetics, Inc. (a)	92,950	1,044,758
		24,963,426
Health Care Equipment & Supplies - 2.7%
Angiodynamics, Inc. (a)	100	1,885
Becton, Dickinson & Co.	235,894	19,355,103
DENTSPLY International, Inc.	54,000	2,248,560
Edwards Lifesciences Corp. (a)(d)	288,958	14,248,519
Greatbatch, Inc. (a)	24,900	662,091
Haemonetics Corp. (a)	6,800	336,056
Insulet Corp.	66,132	1,438,371
Medtronic, Inc.	228,821	12,907,793
Mindray Medical International Ltd. sponsored ADR	28,400	1,219,780
Quidel Corp. (a)	189,174	3,700,243
ThermoGenesis Corp. (a)	282,134	629,159
		56,747,560
Health Care Providers & Services - 1.7%
American Dental Partners, Inc. (a)	1,403	39,298
AMERIGROUP Corp. (a)	31,300	1,079,224
athenahealth, Inc.	54,600	1,851,486
Brookdale Senior Living, Inc.	53,480	2,129,039
Centene Corp. (a)	44,000	946,440
Health Grades, Inc. (a)	142,248	839,263
Health Net, Inc. (a)	59,200	3,199,760
Henry Schein, Inc. (a)	57,300	3,486,132
Hooper Holmes, Inc.	74,830	176,599
Humana, Inc. (a)	38,600	2,697,368
Laboratory Corp. of America Holdings (a)(d)	111,800	8,746,114
Lincare Holdings, Inc. (a)	233,079	8,542,345
Medial Saude SA	38,000	470,595
Nighthawk Radiology Holdings, Inc. (a)	100	2,451
Patterson Companies, Inc. (a)	53,601	2,069,535
		36,275,649
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	26,200	708,186
Cerner Corp. (a)	21,400	1,279,934
Eclipsys Corp. (a)	131,507	3,066,743
Health Corp. (a)	528,374	7,487,060
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
IMS Health, Inc. (d)	214,800	$ 6,581,472
TriZetto Group, Inc. (a)	254,301	4,452,811
		23,576,206
Life Sciences Tools & Services - 3.0%
Albany Molecular Research, Inc. (a)	100	1,510
Applera Corp. - Celera Genomics Group (a)	100	1,406
Bio-Rad Laboratories, Inc. Class A (a)	100	9,050
Charles River Laboratories International, Inc. (a)	106,600	5,985,590
Harvard Bioscience, Inc. (a)	460,662	2,072,979
Invitrogen Corp. (a)	200	16,346
Millipore Corp. (a)	95,958	7,273,616
QIAGEN NV (a)	1,041,700	20,219,397
Sequenom, Inc. (a)(d)	57,600	414,144
Thermo Fisher Scientific, Inc. (a)	345,889	19,964,713
Third Wave Technologies, Inc. (a)	156,100	1,347,143
Varian, Inc. (a)	67,700	4,306,397
Waters Corp. (a)	27,400	1,833,608
		63,445,899
Pharmaceuticals - 1.3%
Akorn, Inc. (a)	140,984	1,055,970
BioMimetic Therapeutics, Inc. (a)	700	9,338
Discovery Laboratories, Inc. (a)(d)	479,844	1,290,780
Endo Pharmaceuticals Holdings, Inc. (a)	745,175	23,107,877
King Pharmaceuticals, Inc. (a)	17,300	202,756
MGI Pharma, Inc. (a)	12,400	344,472
Mylan Laboratories, Inc.	148,500	2,370,060
Wockhardt Ltd.	20,800	218,594
		28,599,847
TOTAL HEALTH CARE		233,608,587
INDUSTRIALS - 11.7%
Aerospace & Defense - 0.4%
Ceradyne, Inc. (a)(d)	46,375	3,512,443
DHB Industries, Inc. (a)	21,100	92,629
DynCorp International, Inc. Class A (a)	172,691	3,990,889
		7,595,961
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	100	$ 5,429
Panalpina Welttransport Holding AG	13,590	2,264,708
		2,270,137
Airlines - 0.1%
Republic Airways Holdings, Inc. (a)	78,274	1,657,061
TAM SA (PN) sponsored ADR (ltd. vtg.)	55,100	1,509,740
		3,166,801
Building Products - 0.0%
PGT, Inc. (a)	5,358	42,489
Commercial Services & Supplies - 1.3%
Administaff, Inc.	41,270	1,498,101
Allied Waste Industries, Inc. (a)	1,077,900	13,743,225
Bio-Treat Technology Ltd.	199,378	122,128
Fuel Tech, Inc. (a)	32,100	709,089
Intertek Group PLC	100	1,938
Kenexa Corp. (a)	109,440	3,368,563
Korn/Ferry International (a)	60,000	990,600
Midas International Holdings Ltd.	2,051,000	303,408
Pike Electric Corp. (a)	24,200	453,992
Randstad Holdings NV	24,000	1,297,432
Sinomem Technology Ltd. (a)	608,000	544,319
Taiwan Secom Co.	1,000	1,655
The Brink's Co.	9,900	553,212
Waste Connections, Inc. (a)	134,700	4,278,072
		27,865,734
Construction & Engineering - 0.6%
Fluor Corp.	12,400	1,785,352
GS Engineering & Construction Corp.	5,820	1,011,178
Insituform Technologies, Inc. Class A (a)	100	1,523
IVRCL Infrastructures & Projects Ltd.	205,672	2,196,998
Jacobs Engineering Group, Inc. (a)	57,360	4,335,269
LANCO Infratech Ltd.	56,841	497,753
Nagarjuna Construction Co. Ltd.	39,871	254,547
Schmack Biogas AG (a)(d)	6,200	154,721
Shaw Group, Inc. (a)	31,419	1,825,444
Taihei Dengyo Kaisha Ltd.	165,000	1,212,116
		13,274,901
Electrical Equipment - 2.8%
Acuity Brands, Inc.	84,400	4,260,512
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Cooper Industries Ltd. Class A	507,058	$ 25,905,593
Dongfang Electrical Machinery Co. Ltd. (H Shares)	356,000	3,251,413
First Solar, Inc.	182	21,429
Harbin Power Equipment Co. Ltd. (H Shares)	320,000	801,868
Kalpataru Power Transmission Ltd.	8,997	364,848
Lloyd Electric & Engineering Ltd.	34,881	160,377
Neo-Neon Holdings Ltd.	3,200,000	4,157,528
Nexans SA	4,100	674,405
Prysmian SpA	28,100	800,611
Q-Cells AG (a)	7,000	715,709
Renewable Energy Corp. AS (a)	85,400	3,936,542
Rockwell Automation, Inc.	81,117	5,638,443
Seoul Semiconductor Co. Ltd.	346	12,439
SolarWorld AG	92,400	5,319,248
Sunpower Corp. Class A (a)	32,571	2,697,530
		58,718,495
Industrial Conglomerates - 0.2%
Shanghai Industrial Holdings Ltd. (H Shares)	214,000	1,068,094
Teleflex, Inc.	31,600	2,462,272
		3,530,366
Machinery - 5.9%
AGCO Corp. (a)	938,295	47,637,237
China Infrastructure Machinery Holdings Ltd.	78,000	180,605
CIRCOR International, Inc.	60,467	2,745,806
Crane Co.	240,982	11,559,907
Deere & Co.	198,300	29,431,686
Delachaux SA	11,932	1,126,055
Haitian International Holdings Ltd.	970,000	636,364
IDEX Corp.	450	16,376
Kadant, Inc. (a)	43,129	1,207,612
MAN AG	37,100	5,398,914
Parker Hannifin Corp.	44,300	4,954,069
Shanthi Gears Ltd.	31,268	62,284
Shin Zu Shing Co. Ltd.	340,500	2,587,529
SPX Corp.	126,520	11,710,691
Terex Corp. (a)	68,900	6,133,478
Uzel Makina Sanayi AS (a)	92,000	182,933
		125,571,546
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.3%
Con-way, Inc.	80,200	$ 3,689,200
CSX Corp.	85,700	3,661,961
		7,351,161
TOTAL INDUSTRIALS		249,387,591
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 5.4%
ADC Telecommunications, Inc. (a)	338,204	6,632,180
Airspan Networks, Inc. (a)	288,700	721,750
Alvarion Ltd. (a)	100	1,452
Cisco Systems, Inc. (a)	1,084,080	35,893,889
Globecomm Systems, Inc. (a)	122,700	1,627,002
Juniper Networks, Inc. (a)	1,739,804	63,694,219
MIC Electronics Ltd.	66,817	901,507
Plantronics, Inc.	128,150	3,658,683
RADWARE Ltd. (a)	78,300	1,228,527
Zyxel Communications Corp.	363,528	652,757
		115,011,966
Computers & Peripherals - 2.1%
Acer, Inc.	2,550,205	4,493,237
Apple, Inc. (a)	54,051	8,298,991
ASUSTeK Computer, Inc.	484,118	1,473,046
Foxconn Technology Co. Ltd.	256,000	2,965,160
I-Chiun Precision Industries Co. Ltd.	917,700	1,442,562
Lenovo Group Ltd.	1,274,000	976,741
Lexmark International, Inc. Class A (a)	135,400	5,623,162
Logitech International SA (a)	254,800	7,529,340
Logitech International SA (Reg.) (a)	43,463	1,284,332
Sun Microsystems, Inc. (a)	1,885,300	10,576,533
Unisteel Technology Ltd.	561,875	813,161
		45,476,265
Electronic Equipment & Instruments - 2.1%
Agilent Technologies, Inc. (a)	282,941	10,434,864
China EnerSave Ltd.	4,593,000	463,752
Comverge, Inc.	16,575	544,655
CPI International, Inc. (a)	182,125	3,462,196
Digital China Holdings Ltd. (H Shares)	4,274,000	2,479,562
Echelon Corp. (a)	280	7,003
Everlight Electronics Co. Ltd.	477,883	2,086,665
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Gold Circuit Electronics Ltd.	1,079,000	$ 934,020
Hon Hai Precision Industry Co. Ltd. (Foxconn)	43,200	325,638
Ingenico SA	87,700	2,546,226
Itron, Inc. (a)	26,341	2,451,557
Lumax International Corp. Ltd.	101,000	268,322
Maxwell Technologies, Inc. (a)(d)	75,952	883,322
Measurement Specialties, Inc. (a)	49,497	1,380,966
Mettler-Toledo International, Inc. (a)	121,861	12,429,822
Motech Industries, Inc.	56,988	619,906
National Instruments Corp.	100	3,433
Nichicon Corp. (d)	61,100	775,383
Nippon Electric Glass Co. Ltd.	136,500	2,197,972
Tektronix, Inc.	17,700	490,998
Universal Display Corp. (a)	20,348	360,567
		45,146,829
Internet Software & Services - 1.0%
Blinkx PLC (a)	902,800	540,351
DA Consortium, Inc. (d)	237	85,299
DealerTrack Holdings, Inc. (a)	1,263	52,894
F@N Communications, Inc. (d)	76	61,850
Internap Network Services Corp. (a)	266,072	3,770,240
LBI International AB (a)	19,000	128,845
LivePerson, Inc. (a)	368,891	2,272,369
LoopNet, Inc. (a)	135,600	2,785,224
Mercadolibre, Inc.	6,200	227,106
Omniture, Inc. (a)	67,519	2,047,176
Open Business Club AG (d)	23,200	1,256,831
Rediff.com India Ltd. sponsored ADR (a)	200	3,568
Sify Ltd. sponsored ADR (a)(d)	100,100	850,850
Tencent Holdings Ltd.	460,000	2,970,472
ValueClick, Inc. (a)	117,500	2,639,050
VistaPrint Ltd. (a)	1,759	65,734
WebMD Health Corp. Class A (a)	31,606	1,646,673
		21,404,532
IT Services - 2.0%
Authorize.Net Holdings, Inc. (a)	116,451	2,053,031
Cap Gemini SA	8,900	548,522
Cognizant Technology Solutions Corp. Class A (a)	33,700	2,688,249
Mastercard, Inc. Class A	92,700	13,716,819
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Nomura Research Institute Ltd.	681,400	$ 23,189,782
SAIC, Inc.	5,900	113,221
		42,309,624
Semiconductors & Semiconductor Equipment - 6.5%
Altera Corp.	2,146,276	51,682,326
ANADIGICS, Inc. (a)(d)	79,476	1,436,926
ASML Holding NV	28,500	936,510
ASML Holding NV (NY Shares) (a)	360,200	11,836,172
ATMI, Inc. (a)	185,197	5,509,611
Credence Systems Corp. (a)	140,689	434,729
Cree, Inc. (a)	207,665	6,458,382
Epistar Corp.	1,976,477	9,629,534
Global Mixed-mode Technology, Inc.	23,000	172,667
Integrated Device Technology, Inc. (a)	616,578	9,544,627
Intersil Corp. Class A	482,765	16,138,834
Lam Research Corp. (a)	44,500	2,370,070
Manz Automation AG	1,800	301,599
MediaTek, Inc.	181,650	3,272,873
National Semiconductor Corp.	49,900	1,353,288
Opto Technology Corp. (a)	2,010,000	1,755,324
Powertech Technology, Inc.	267,950	1,079,682
Richtek Technology Corp.	460,000	5,468,975
Saifun Semiconductors Ltd. (a)	700	6,972
Siliconware Precision Industries Co. Ltd. sponsored ADR	354,560	4,290,172
Soitec SA (a)(d)	14,200	266,479
Teradyne, Inc. (a)	222,800	3,074,640
Zetex PLC	211,100	327,212
		137,347,604
Software - 3.0%
Adobe Systems, Inc. (a)	231,200	10,094,192
Amdocs Ltd. (a)	287,615	10,696,402
Autonomy Corp. PLC (a)	902,800	15,905,722
Business Objects SA sponsored ADR (a)	124,800	5,599,776
Cognos, Inc. (a)	52,300	2,172,019
Electronic Arts, Inc. (a)	51,800	2,900,282
Global Digital Creations Holdings Ltd. (a)	1,224,000	448,735
Kingdee International Software Group Co. Ltd.	902,000	710,104
Quality Systems, Inc.	34,945	1,280,035
Salary.com, Inc.	43,900	514,069
Sandvine Corp. (a)	420,600	2,842,063
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
The9 Ltd. sponsored ADR (a)(d)	37,400	$ 1,289,926
THQ, Inc. (a)	80,500	2,010,890
Ubisoft Entertainment SA (a)	92,600	6,325,080
		62,789,295
TOTAL INFORMATION TECHNOLOGY		469,486,115
MATERIALS - 7.9%
Chemicals - 1.7%
Asian Paints India Ltd.	100,743	2,510,574
Ecolab, Inc.	272,269	12,851,097
JSR Corp.	90,400	2,214,954
Kuraray Co. Ltd.	28,400	358,634
Lubrizol Corp.	41,800	2,719,508
Sensient Technologies Corp.	189,600	5,473,752
Syngenta AG sponsored ADR	15,600	675,948
Terra Nitrogen Co. LP	14,618	1,854,001
Tokuyama Corp.	509,000	7,722,056
Valspar Corp.	21,600	587,736
		36,968,260
Containers & Packaging - 0.0%
Essel Propack Ltd. (a)	201,674	306,121
Metals & Mining - 5.7%
Agnico-Eagle Mines Ltd.	47,300	2,346,213
Alamos Gold, Inc. (a)	692,300	4,371,688
Aquarius Platinum Ltd. (Australia)	41,700	1,538,147
Barrick Gold Corp.	491,800	19,756,068
Eldorado Gold Corp. (a)	1,911,700	11,802,753
Freeport-McMoRan Copper & Gold, Inc. Class B	19,162	2,009,902
High River Gold Mines Ltd. (a)	2,127,800	6,461,494
IAMGOLD Corp.	960,300	8,352,534
Kinross Gold Corp. (a)	1,136,200	16,977,307
Lihir Gold Ltd. (a)	572,233	2,001,519
Lihir Gold Ltd. sponsored ADR	227,700	8,204,031
Lundin Mining Corp. (a)	274,260	3,505,123
Maharashtra Seamless Ltd.	16,870	261,621
Meridian Gold, Inc. (a)	9,500	314,450
Miramar Mining Corp. (a)	238,700	1,128,095
Newcrest Mining Ltd.	346,935	8,623,763
Newmont Mining Corp.	382,200	17,095,806
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Randgold Resources Ltd. sponsored ADR	27,200	$ 904,128
Royal Gold, Inc.	111,626	3,655,752
Shore Gold, Inc. (a)	194,100	589,424
Yamana Gold, Inc.	17,200	203,218
		120,103,036
Paper & Forest Products - 0.5%
Gunns Ltd.	348,500	863,173
Lee & Man Paper Manufacturing Ltd.	1,212,100	5,262,306
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	138,900	3,975,318
		10,100,797
TOTAL MATERIALS		167,478,214
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Aruba Networks, Inc. (d)	15,100	302,000
LG Dacom Corp.	7,720	234,093
		536,093
Wireless Telecommunication Services - 0.1%
SK Telecom Co. Ltd. sponsored ADR	21,500	638,550
Sprint Nextel Corp.	8,900	169,100
		807,650
TOTAL TELECOMMUNICATION SERVICES		1,343,743
UTILITIES - 3.5%
Electric Utilities - 0.2%
American Electric Power Co., Inc.	97,300	4,483,584
Entergy Corp.	225	24,365
		4,507,949
Gas Utilities - 0.7%
Aegis Logistics Ltd.	15,164	60,813
AGL Resources, Inc.	379,800	15,047,676
		15,108,489
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	527,900	10,579,116
Black Hills Corp.	194,244	7,967,889
		18,547,005
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.7%
CH Energy Group, Inc.	95,756	$ 4,577,137
CMS Energy Corp.	152,700	2,568,414
PG&E Corp.	80,700	3,857,460
Sempra Energy	400,479	23,275,839
Wisconsin Energy Corp.	51,300	2,310,039
		36,588,889
TOTAL UTILITIES		74,752,332
TOTAL COMMON STOCKS (Cost $1,680,295,253)		2,031,742,538
Money Market Funds - 7.4%

Fidelity Cash Central Fund, 5.12% (b)	88,279,059	88,279,059
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	69,732,509	69,732,509
TOTAL MONEY MARKET FUNDS (Cost $158,011,568)		158,011,568
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $1,838,306,821)		2,189,754,106
NET OTHER ASSETS - (3.1)%		(65,534,629)
NET ASSETS - 100%		$ 2,124,219,477
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,438,566
Fidelity Securities Lending Cash Central Fund	804,864
Total	$ 3,243,430
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,842,849,369. Net unrealized appreciation aggregated $346,904,737, of which $411,667,603 related to appreciated investment securities and $64,762,866 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 29, 2007